Equity-accounted Investments in Multi-family Rental Properties - Change in the Balances Equity-accounted Investments (Details) - Equity-accounted investments in multi-family rental properties - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Equity Accounted Investments [Roll Forward]
Opening balance	$ 19,913	$ 19,733
Initial recognition of equity-accounted investment in U.S. multi-family rental properties	107,895	0
Advances	453	0
Distributions	(4,428)	(935)
Income from equity-accounted investments in multi-family rental properties	75,333	746
Translation adjustment	119	369
Balance, end of year	$ 199,285	$ 19,913